RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
NOTE 8 - RELATED PARTY TRANSACTIONS
a.	Due from a related party

As of December 31, 2020, balance due from a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $1,439,080. The advance was made on December 29, 2020 and was interest free.  The Company received full repayment on this advance in January 2021 and has no intention to make additional advance to related parties in the future.

b.	Due to related parties

As of December 31, 2019, the balance due to related parties are comprised of advances from the Company’s principal shareholders and used for working capital during the Company’s normal course of business. These advances were non-interest bearing and due on demand. Due to related parties amounted to $nil and $461,633 as of December 31, 2020 and 2019, respectively.

c.	Borrowing from a related party for acquisition of non-controlling interest

In connection with the Company’s acquisition of the 8.8228% non-controlling interest in China Liberal Beijing, the Company borrowed cash in the amount of $453,669 from related party, Ms. Ngai Ngai Lam, the controlling shareholder of the Company, and made the payment to original five non-controlling shareholders (see Note 11). This borrowing from related party is non-interest bearing and the Company made the repayment to related party in fourth quarter of fiscal year 2019 using cash generated from operating activities.